Related party balances and transactions	12 Months Ended
Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Related party balances and transactions

25.         Related party balances and transactions

a.	The repayments for construction to the related parties are as follows:

	December 31,
	2018		2017		2016
ICA Constructora de Infraestructura, S.A. de C.V. (1)	Ps.	28,363	Ps.	44,254	Ps.	—
ICA Constructora, S.A. de C.V. (1)		6,859		44,264		—
Actica Sistemas, S.A. de C.V. (1)		—		5,887		—
Ingenieros Civiles Asociados, S.A. de C.V. (1)		—		—		37,866
VCD Construcción y Desarrollo, S.A.P.I. de C. V. (1)		3,125		3,612		8,166
	Ps.	38,347	Ps.	98,017	Ps.	46,032

b.The accounts payable with related parties are as follows:

	December 31,
Payable:	2018		2017		2016
Empresas ICA, S.A.B. de C.V. “EMICA”(1)	Ps.	—	Ps.	—	Ps.	18,763
Servicios de Tecnología Aeroportuaria, S.A. de C.V. “SETA” (2)		140,294		82,501		74,266
Nacional Hispana Hoteles, S. de R. L. de C. V. (2)		—		—		5,316
Operadora Nacional Hispana, S.A. de C.V.(2)		6,900		7,985		6,110
VCD Construcción y Desarrollo, S.A.P.I. de C.V.(2)		5,947		4,773		26,325
ICA Ingeniería S. A. de C. V.(2)		367		367		7,155
Actica Sistemas, S. de R.L. de C.V.		5,588		1,496		1,760
Grupo ICA, S.A. de C.V.		—		16,592		—
GGA Capital, S.A.P.I. de C.V.		61,250		14,700		—
ICA Constructora de Infraestructura, S.A. de C.V.		5,222		783		—
Grupo Hotelero Santa Fe, S. A. de C. V. (2)		634		825		633
	Ps.	226,202	Ps.	130,022	Ps.	140,328
(1)	Affiliated company

The balance payable to GGA Capital, S.A.P.I. of C.V. for $61,250 and $14,700 corresponds to short term loans as of December 31, 2018 and 2017. Loans generated interest at a 91-day TIIE rate plus 3.5 percentage points, the interest rate was 11.85% and 10.89%, respectively.

c.The principal transactions with related parties performed in the normal course of business, are as follows:

	Year ended December 31,
	2018		2017		2016
Capital Investment:
Hotel	Ps.	—	Ps.	—	Ps.	340
Industrial warehouse		94,938		46,172		103,235
Expenses:
Technical assistance payments received		172,610		135,074		117,987
Administrative services		68,807		66,783		51,950
Lease’s revenues		258
Major maintenance and improvements on concessioned assets:
Platform		46,889		10,405		—
Maintenance		226		—		—
Improvements to concessioned assets:
Construction terminal		306,665		210,098		—
Platform		—		—		21,694
Rain channels		5,956		—		—

Remuneration to directors and officers who sit on the Board of Directors and Executive, Audit, Corporate Governance, Finance and Sustainability Committees totaled Ps.23,950, Ps.20,534 and Ps.20,000 for 2018, 2017 and 2016, respectively.

Employee Benefits — Employee benefits granted to key management personnel of the Company were comprised solely of short-term benefits of Ps.96,344, Ps.70,413 and Ps.74,706 in 2018, 2017 and 2016, respectively.

Technical Assistance — On May 13, 2015, the Company signed with SETA an extension and amendment to its Technical Assistance Agreement.  The annual consideration under the amendment is the greater of U.S.$ 3,478,000 (updated annually according to the U.S. consumer price index) and 4% of the Company’s consolidated EBITDA before payment of the technical assistance fee for the first three years or 3% of consolidated EBITDA before payment of the technical assistance fee during the last two years. For purposes of this calculation, consolidated EBITDA is calculated prior to deducting the technical assistance fee and considers airport concession operations, as well as subsidiaries that provide employee services to airports directly or indirectly, exclusively.

In 2018 and 2017, the variable consideration was greater than the fixed consideration, at U.S. $3,517,000, U.S. $3,478,000, respectively and U.S. $3,482,000 in 2016.

Pursuant to the Company’s bylaws, SETA (as holder of the Company’s Series “BB” shares) has the ability to appoint and remove the Company’s Chief Financial Officer, Chief Operating Officer and Commercial Director, the right to elect three members of the Company’s board of directors, and the right to veto certain actions requiring approval of the Company’s shareholders (including the payment of dividends and the right to appoint certain members of senior management). In the event of the termination of the technical assistance agreement, the Series “BB” shares will be converted into Series “B” shares resulting in the termination of these rights. If at any time after June 14, 2015, SETA were to hold less than 7.65% of the Company’s capital stock in the form of Series “BB” shares, such shares must be converted into Series “B” shares, which would cause SETA to lose all of its special rights. So long as SETA retains at least 7.65% of the Company’s capital stock in form of Series “BB” shares, all its special rights will remain in force.

SETA holds 12.6% of GACN, all in the form of BB shares. In addition, CONOISA owns 1.9% of GACN’s B shares directly.